Deferred income	12 Months Ended
Dec. 31, 2021
Deferred income
Deferred income

12. Deferred income

The Group expects the deferred income to be recognized in the statement of comprehensive loss as follows:

	December 31, 2021	December 31, 2020
Within one year	—	86,481
Total deferred income	—	86,481

The deferred income relates to a grant from Eurostars/Innosuisse described on the note 16 “other income”.